Available-for-Sale Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities

7. Available-for-sale securities

The Company's available-for-sale securities represent marketable equity securities investments in Shanghai Yimeng Software Technology Co., Ltd. ("Yimeng"). As of December 31, 2018 and 2019, the carrying amount and fair value of the Company's available-for-sale securities investment were $38,858,216 and $25,681,848, respectively. The Company recognized net unrealized losses of $(41,390,549), $(4,652,640) and $(13,176,368), net of tax of $10,347,637, $1,163,160 and $3,307,755 during 2017, 2018 and 2019, respectively, which is recorded in other comprehensive income (loss).